Income taxes (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Provision for income tax	$ 0	$ 0	$ 0